International Portfolio
International Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		International Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates'). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Portfolio
Management Fees		0.75%
Other Expenses	[1]	0.38%
Total Annual Portfolio Operating Expenses		1.13%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Portfolio	115	359	622	1,375

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies:

The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States that Philadelphia International Advisors LP (the “Sub-Advisor”) believes are undervalued. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

The Sub-Advisor believes that stocks are undervalued by the stock market when the stock price becomes inexpensive relative to the company’s estimated earnings and/or dividend-paying ability over the long-term. The Sub-Advisor considers factors relating to both company and country selection in selecting stocks to buy and sell for the Portfolio. The Sub-Advisor selects stocks to buy and sell by evaluating a company’s growth outlook and market valuation based on price-to-earnings, dividend yields and other operating and financial conditions. As a secondary tool, the Sub-Advisor evaluates countries primarily by analyzing a country’s valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth, government policies and other factors.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Sub-Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Sub-Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency.

Emerging Markets Risks: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-422-8299.
International Portfolio

During the periods shown in the bar chart, the highest quarterly return was 29.47% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.32% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns International Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Past 10 Years
Return Before Taxes	Return Before Taxes		(14.25%)		(6.07%)		4.43%
Return After Taxes on Distributions	Return After Taxes on Distributions		(14.38%)		(6.77%)		3.50%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(8.57%)		(4.76%)		4.01%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deduction for fees, expenses or taxes)	(12.14%)		(4.72%)		4.67%
Morningstar Foreign Large Value Average	Morningstar Foreign Large Value Average		(12.93%)	[1]	(5.36%)	[1]	4.76%	[1]
[1]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Large Cap 100 Portfolio
Large Cap 100 Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Large Cap 100 Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap 100 Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.33%
Total Annual Portfolio Operating Expenses		0.88%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap 100 Portfolio	90	281	488	1,084

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 100 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.6 billion to $411 billion as of May 31, 2011. In addition, at times, the Portfolio may make significant investments in American Depositary Receipts (“ADRs”) which are securities issued by a U.S. bank representing interests in foreign equity securities listed on the New York Stock Exchange (“NYSE”) and may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public.

Glenmede Investment Management LP (the “Advisor”) uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholder’s returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Large Cap 100 Portfolio

During the periods shown in the bar chart, the highest quarterly return was 16.50% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.78% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Large Cap 100 Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Since Inception		Inception Date
Return Before Taxes	Return Before Taxes		2.88%		0.34%		4.47%		Feb. 27, 2004
Return After Taxes on Distributions	Return After Taxes on Distributions		2.74%		0.12%		4.23%		Feb. 27, 2004
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		2.06%		0.28%		3.86%		Feb. 27, 2004
Russell 1000 Index	Russell 1000® Index	(reflects no deduction for fees, expenses or taxes)	1.50%		(0.01%)		3.62%		Feb. 27, 2004
Morningstar Large Blend Average	Morningstar Large Blend Average		(1.40%)	[1]	(1.02%)	[1]	2.62%	[1]	Feb. 27, 2004
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Large Cap Growth Portfolio
Large Cap Growth Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Large Cap Growth Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap Growth Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.33%
Total Annual Portfolio Operating Expenses		0.88%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio	90	281	488	1,084

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 117% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 50 to 90 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.6 billion to $411 billion as of May 31, 2011. The Portfolio may invest in IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Large Cap Growth Portfolio

During the periods shown in the bar chart, the highest quarterly return was 18.10% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.44% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Large Cap Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Since Inception		Inception Date
Return Before Taxes	Return Before Taxes		1.39%		1.47%		4.62%		Feb. 27, 2004
Return After Taxes on Distributions	Return After Taxes on Distributions		1.29%		1.30%		4.47%		Feb. 27, 2004
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.03%		1.24%		4.00%		Feb. 27, 2004
Russell 1000 Growth Index	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	2.64%		2.50%		3.85%		Feb. 27, 2004
Morningstar Large Growth Average	Morningstar Large Growth Average		(2.56%)	[1]	0.34%	[1]	2.56%	[1]	Feb. 27, 2004
[1]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Large Cap Value Portfolio
Large Cap Value Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Large Cap Value Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap Value Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.37%
Total Annual Portfolio Operating Expenses		0.92%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio	94	293	509	1,131

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 164% of the average value of its portfolio.
Principal Investment Strategies:

The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, including dividend-paying common stocks, and preferred stocks, of primarily U.S. large cap companies that the Advisor believes are undervalued. Large cap companies include companies with market capitalizations, at the time of purchase, with in the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.6 billion to $411 billion as of May 31, 2011. In addition, at times, the Portfolio may make significant investments in ADRs listed on the NYSE.

The Advisor attempts to purchase stocks that it considers to be undervalued based on earnings power and/or asset value. The Advisor uses a quantitative computer model to help identify securities using such variables as price in relation to earnings, cash flow and assets. A stock is sold for a number of reasons, including when the Advisor considers it to be fully valued or likely to experience deterioration in underlying fundamentals.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Large Cap Value Portfolio

During the periods shown in the bar chart, the highest quarterly return was 21.83% (for the quarter ended September 30, 2009) and the lowest quarterly return was -21.77% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Large Cap Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Past 10 Years
Return Before Taxes	Return Before Taxes		(6.70%)		(0.08%)		4.85%
Return After Taxes on Distributions	Return After Taxes on Distributions		(6.83%)		(0.75%)		4.05%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(4.19%)		(0.24%)		4.04%
Russell 1000 Value Index	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	0.39%		(2.64%)		3.89%
S&P 500 Index	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%	[1]	(0.25%)	[1]	2.92%	[1]
Morningstar Large Value Average	Morningstar Large Value Average		(0.84%)	[2]	(2.34%)	[2]	2.69%	[2]
[1]	The S&P 500 Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Long/Short Portfolio
Long/Short Portfolio
Investment Objective:
Absolute return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Long/Short Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Long/Short Portfolio
Management Fees		1.20%
Other Expenses	[1]	0.50%
Short Sale Expenses		1.11%
Total Other Expenses		1.61%
Total Annual Portfolio Operating Expenses		2.81%
Fee Waivers and Expense Reimbursements	[2]	0.45%
Net Expenses		2.36%
[1]	(include administration, custody, accounting services and similar expenses and 20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2013 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Long/Short Portfolio	239	829	1,444	3,105

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 137% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $130 million to $411 billion as of May 31, 2011. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and in IPOs.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Long/Short Portfolio

During the period shown in the bar chart, the highest quarterly return was 4.78% (for the quarter ended September 30, 2010) and the lowest quarterly return was -8.11% (for the quarter ended March 31, 2009).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Long/Short Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Since Inception		Inception Date
Return Before Taxes	Return Before Taxes		2.69%		(1.52%)		(1.64%)		Sep. 29, 2006
Return After Taxes on Distributions	Return After Taxes on Distributions		2.69%		(1.69%)		(1.84%)		Sep. 29, 2006
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.75%		(1.34%)		(1.46%)		Sep. 29, 2006
Russell 3000 Index	Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	1.03%		0.01%		1.31%		Sep. 29, 2006
Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index	Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index	(reflects no deduction for fees, expenses or taxes)	0.11%	[1]	1.54%	[1]	1.80%	[1]	Sep. 29, 2006
Blended Index	Blended Index	(reflects no deduction for fees, expenses or taxes)	0.63%	[2]	1.37%	[2]	2.02%	[2]	Sep. 29, 2006
Morningstar Long/Short Average	Morningstar Long/Short Average		(3.26%)	[3]	(1.04%)	[3]	(0.55%)	[3]	Sep. 29, 2006
[1]	The performance of the Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio's cash position.
[2]	The Blended Index is comprised of two benchmarks, weighted 70% Barclays Capital U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000 Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[3]	The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Secured Options Portfolio
Secured Options Portfolio
Investment Objective:
Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Secured Options Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Secured Options Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.35%
Total Annual Portfolio Operating Expenses		0.90%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Secured Options Portfolio	92	287	498	1,108

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 1,010% of the average value of its portfolio.
Principal Investment Strategies:

Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on individual stocks held by the Portfolio, on stock indices and/or stock index exchange traded funds (“ETFs”). Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the Standard & Poor’s 500® Index (“S&P 500® Index”). The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored ADRs listed on a U.S. stock exchange. The Portfolio may also buy call and put options on equity securities or indices.

The Advisor’s selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Secured Options Portfolio

During the period shown in the bar chart, the highest quarterly return was 13.43% (for the quarter ended December 31, 2011) and the lowest quarterly return was -9.43% (for the quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Secured Options Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Since Inception		Inception Date
Return Before Taxes	Return Before Taxes		7.64%		19.46%		Jun. 30, 2010
Return After Taxes on Distributions	Return After Taxes on Distributions		6.87%		18.29%		Jun. 30, 2010
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		5.48%		16.24%		Jun. 30, 2010
CBOE S&P 500 Buy-Write Index	CBOE S&P 500 Buy-Write Index	(reflects no deduction for fees, expenses or taxes)	5.72%		15.00%		Jun. 30, 2010
S&P 500 Index	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%	[1]	16.53%	[1]	Jun. 30, 2010
[1]	The S&P 500 Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.

Small Cap Equity Portfolio | Advisor Shares
Small Cap Equity Portfolio (Advisor Shares)
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Advisor Shares Small Cap Equity Portfolio Advisor Class
Shareholder Fees Column [Text]		Advisor Shares
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Shares Small Cap Equity Portfolio Advisor Class
Management Fees		0.55%
Other Expenses	[1]	0.39%
Total Annual Portfolio Operating Expenses		0.94%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Shares Small Cap Equity Portfolio Advisor Class	96	300	520	1,155

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies:

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $130 million to $2.9 billion as of May 31, 2011.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Small Cap Equity Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 24.89% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.75% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Advisor Shares Small Cap Equity Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Past 10 Years
Return Before Taxes Advisor Class	Return Before Taxes		0.10%		1.92%		6.79%
Return After Taxes on Distributions Advisor Class	Return After Taxes on Distributions		0.08%		1.48%		5.65%
Return After Taxes on Distributions and Sale of Fund Shares Advisor Class	Return After Taxes on Distributions and Sale of Fund Shares		0.08%		1.61%		5.71%
Russell 2000 Index	Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	(4.18%)		0.15%		5.62%
S&P 500 Index	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%	[1]	(0.25%)	[1]	2.92%	[1]
Morningstar Small Blend Average	Morningstar Small Blend Average		(4.27%)	[2]	(0.22%)	[2]	5.47%	[2]
[1]	The S&P 500 Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Strategic Equity Portfolio
Strategic Equity Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Strategic Equity Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Strategic Equity Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.33%
Total Annual Portfolio Operating Expenses		0.88%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Strategic Equity Portfolio	90	281	488	1,084

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies:

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities either directly or through ADRs listed on the NYSE.

The Advisor’s selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company’s business model and revenue, earnings and cash flow growth rates.

The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, this Portfolio may miss the opportunity to realize gains or reduce losses.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Strategic Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 16.28% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.32% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Strategic Equity Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Return Before Taxes	Return Before Taxes		(1.32%)		0.18%		2.06%
Return After Taxes on Distributions	Return After Taxes on Distributions		(1.42%)		(0.05%)		1.68%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(0.73%)		0.16%		1.71%
S&P 500 Index	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
Morningstar Large Growth Average	Morningstar Large Growth Average		(2.56%)	[1]	0.34%	[1]	1.52%	[1]
[1]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Total Market Portfolio
Total Market Portfolio
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Total Market Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Total Market Portfolio
Management Fees		1.20%
Other Expenses	[1]	0.36%
Short Sale Expenses		0.63%
Total Other Expenses		0.99%
Total Annual Portfolio Operating Expenses		2.19%
Fee Waivers and Expense Reimbursements	[2]	0.35%
Net Expenses		1.84%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2013 and may discontinue this arrangement anytime thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Total Market Portfolio	187	652	1,143	2,496

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 123% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $130 million to $411 billion as of May 31, 2011. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and IPOs.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value and investment performance, and may result in greater potential investment losses.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Total Market Portfolio

During the period shown in the bar chart, the highest quarterly return was 15.76% (for the quarter ended June 30, 2009) and the lowest quarterly return was -20.51% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Total Market Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Since Inception		Inception Date
Return Before Taxes	Return Before Taxes		0.80%		(1.87%)		(1.90%)		Dec. 21, 2006
Return After Taxes on Distributions	Return After Taxes on Distributions		0.78%		(1.92%)		(1.95%)		Dec. 21, 2006
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		0.55%		1.59%		(1.61%)		Dec. 21, 2006
Russell 3000 Index	Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	1.03%		0.01%		0.01%		Dec. 21, 2006
Morningstar Large Blend Average	Morningstar Large Blend Average		(1.40%)	[1]	(1.02%)	[1]	(1.02%)	[1]	Dec. 21, 2006
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

U.S. Emerging Growth Portfolio
U.S. Emerging Growth Portfolio
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		U.S. Emerging Growth Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Emerging Growth Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses		0.98%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Emerging Growth Portfolio	100	312	542	1,201

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks of U.S. emerging growth companies. Emerging growth companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index or the S&P SmallCap 600 Index. The capitalization range of the Russell 2000® Index was $130 million to $2.971 billion as of May 31, 2011 and the capitalization range of the S&P SmallCap 600 Index was $95 million to $5.258 billion as of May 31, 2011. In addition, at times the Portfolio may make significant investments in ADRs listed on the NYSE and IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having strong revenue and earnings potential, and accompanying capital growth potential. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Growth Style Risk: The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
U.S. Emerging Growth Portfolio

During the periods shown in the bar chart, the highest quarterly return was 23.54% (for the quarter ended June 30, 2003) and the lowest quarterly return was -22.27% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns U.S. Emerging Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Past 10 Years
Return Before Taxes	Return Before Taxes		2.25%		(0.22%)		1.80%
Return After Taxes on Distributions	Return After Taxes on Distributions		1.46%		(0.18%)		1.56%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		3.62%		3.81%		7.44%
S&P Small Cap 600 Growth Index	S&P SmallCap 600 Growth Index	(reflects no deduction for fees, expenses or taxes)	3.62%		3.81%		7.44%
Russell 2000 Growth Index	Russell 2000® Growth Index	(reflects no deduction for fees, expenses or taxes)	(2.91%)	[1]	2.09%	[1]	4.48%	[1]
Morningstar Small Growth Average	Morningstar Small Growth Average		(3.64%)	[2]	0.65%	[2]	3.63%	[2]
[1]	The Russell 2000 Growth Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap growth stocks.
[2]	The Morningstar Small Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the portfolio.